Label	Element	Value
Becker Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Becker Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	“Other Expenses” includes Acquired Fund Fees and Expenses that did not exceed 0.01% of the Fund’s average net assets. Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratios to average net assets: Expenses after fees waived provided in the Financial Highlights Section of the Statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and
		then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values, as determined by the Advisor. The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios. The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund may invest in securities of companies of any size or market capitalization that present opportunities for value.
The Fund strives to be fully invested at all times. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”). ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The Advisor may sell a security for a variety of reasons, including, without limitation: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares. The table below shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a value-style broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance information is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.beckercap.com/mutual-fund.
Effective at the close of business on August 24, 2012, the Becker Value Equity Fund, a series of Unified Series Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios. Performance information shown prior to the close of business on August 24, 2012 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckercap.com/mutual-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance information is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class Annual Total Returns (years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4th Quarter, 2020 16.56%
Worst Quarter:	1st Quarter, 2020, -23.78%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Performance shown prior to September 2, 2011, the inception of Institutional Class shares, reflects the performance of the Retail Class shares, adjusted to reflect Institutional Class expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Retail Class shares commenced operations on November 3, 2003. Institutional Class shares commenced operations on September 2, 2011.
*Performance shown prior to September 2, 2011, the inception of Institutional Class shares, reflects the performance of the Retail Class shares, adjusted to reflect Institutional Class expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
		The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Becker Value Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Becker Value Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by any government agency.
Becker Value Equity Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Becker Value Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Becker Value Equity Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Becker Value Equity Fund | ETF Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Trading Risk. To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Becker Value Equity Fund | Foreign Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets which are generally more volatile and less liquid.
Becker Value Equity Fund | Large-Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Becker Value Equity Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results, and the Fund might underperform other comparable funds.
Becker Value Equity Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
Becker Value Equity Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.
Becker Value Equity Fund | Small- And Mid-Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small- and Mid-Cap Company Risk. Stocks of small- and mid-cap companies may be riskier than stocks of larger companies, because many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.
Becker Value Equity Fund | Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003
Becker Value Equity Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVEFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Annual Return 2014	rr_AnnualReturn2014	11.20%
Annual Return 2015	rr_AnnualReturn2015	(7.03%)
Annual Return 2016	rr_AnnualReturn2016	18.60%
Annual Return 2017	rr_AnnualReturn2017	15.14%
Annual Return 2018	rr_AnnualReturn2018	(13.56%)
Annual Return 2019	rr_AnnualReturn2019	23.05%
Annual Return 2020	rr_AnnualReturn2020	4.05%
Annual Return 2021	rr_AnnualReturn2021	29.24%
Annual Return 2022	rr_AnnualReturn2022	(7.45%)
Annual Return 2023	rr_AnnualReturn2023	9.46%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	10.89%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003	[4]
Becker Value Equity Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	9.03%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Becker Value Equity Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Becker Value Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,099
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	9.59%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.99%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2011

[1]	“Other Expenses” includes Acquired Fund Fees and Expenses that did not exceed 0.01% of the Fund’s average net assets. Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	)The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratios to average net assets: Expenses after fees waived provided in the Financial Highlights Section of the Statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Becker Capital Management, Inc. (the “Advisor”), has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as Acquired Fund Fees and Expenses; extraordinary litigation expenses; Rule 12b-1 fees; shareholder servicing fees; and any other class-specfic expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.68% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, and will remain in effect at least through February 28, 2025. The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[4]	Performance shown prior to September 2, 2011, the inception of Institutional Class shares, reflects the performance of the Retail Class shares, adjusted to reflect Institutional Class expenses.